Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
January 31, 2026
CGI-NPRT3-0426
1.9891257.107
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	4,709	437,325
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (c)	258,154	4,582,234
Capital Markets - 0.0%
XP Inc Class A	2,949	57,534
TOTAL BRAZIL		4,639,768
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	15,920	1,066,481
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	10,168	505,451
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	844	95,853
TOTAL CANADA		1,667,785
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	1,187	44,821
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (b)	382	11,536
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (c)	1,171	144,853
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (c)	100,980	2,035,757
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	486	64,896
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	17,226	779,477
UNITED STATES - 99.4%
Communication Services - 12.8%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	15,695	1,745,441
GCI LLC Class A	57	2,136
GCI LLC Class C	468	17,311
Iridium Communications Inc	505	10,060
		1,774,948
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class A (c)	544	43,351
Liberty Media Corp-Liberty Formula One Class C (c)	5,025	437,276
Live Nation Entertainment Inc (c)	12,216	1,776,817
Netflix Inc (c)	327,109	27,310,330
ROBLOX Corp Class A (c)	47,872	3,148,063
Roku Inc Class A (c)	1,323	125,950
Spotify Technology SA (c)	11,873	5,940,656
Take-Two Interactive Software Inc (c)	4,768	1,050,390
TKO Group Holdings Inc Class A	2,261	458,033
		40,290,866
Interactive Media & Services - 10.9%
Alphabet Inc Class A	254,950	86,173,100
Alphabet Inc Class C	207,593	70,276,458
Meta Platforms Inc Class A	128,333	91,950,595
Pinterest Inc Class A (c)	22,644	501,112
Reddit Inc Class A (c)	9,586	1,728,068
Trump Media & Technology Group Corp (c)	6,419	82,035
		250,711,368
Media - 0.0%
DoubleVerify Holdings Inc (c)	5,189	56,145
Liberty Broadband Corp Class A (c)	254	12,197
Liberty Broadband Corp Class C (c)	1,982	95,354
Nexstar Media Group Inc	115	24,423
NIQ Global Intelligence Plc	1,667	28,322
Trade Desk Inc (The) Class A (c)	34,442	1,044,626
		1,261,067
TOTAL COMMUNICATION SERVICES		294,038,249
Consumer Discretionary - 13.4%
Automobiles - 3.7%
Tesla Inc (c)	196,717	84,668,964
Broadline Retail - 4.8%
Amazon.com Inc (c)	456,142	109,154,781
Etsy Inc (c)	4,348	230,270
		109,385,051
Distributors - 0.0%
Pool Corp	486	123,487
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (c)	547	50,669
Duolingo Inc Class A (c)	2,935	393,466
Grand Canyon Education Inc (c)	609	105,869
H&R Block Inc	1,594	62,883
		612,887
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (c)	32,819	4,245,794
Booking Holdings Inc	2,358	11,794,340
Carnival Corp (c)	25,726	772,295
Cava Group Inc (b)(c)	7,701	466,835
Chipotle Mexican Grill Inc (c)	101,601	3,949,231
Choice Hotels International Inc (b)	610	62,708
Churchill Downs Inc	4,300	422,948
Darden Restaurants Inc (b)	8,564	1,707,233
Domino's Pizza Inc	734	301,182
DoorDash Inc Class A (c)	27,692	5,666,337
DraftKings Inc Class A (c)	37,093	1,020,428
Dutch Bros Inc Class A (c)	9,049	492,175
Expedia Group Inc Class A	9,044	2,395,213
Flutter Entertainment PLC (c)	10,082	1,665,042
Hilton Worldwide Holdings Inc	17,602	5,254,373
Las Vegas Sands Corp	23,653	1,247,223
Marriott International Inc/MD Class A1	13,288	4,189,706
McDonald's Corp	3,120	982,800
Norwegian Cruise Line Holdings Ltd (c)	31,271	686,711
Planet Fitness Inc Class A (c)	6,477	589,666
Royal Caribbean Cruises Ltd	19,555	6,348,531
Starbucks Corp	11,612	1,067,723
Texas Roadhouse Inc	5,107	918,545
Travel + Leisure Co	1,595	110,916
Vail Resorts Inc (b)	2,175	289,427
Viking Holdings Ltd (c)	13,446	970,129
Wendy's Co/The (b)	5,411	42,152
Wingstop Inc (b)	2,144	569,082
Wyndham Hotels & Resorts Inc	5,117	372,466
Yum! Brands Inc	7,230	1,124,265
		59,725,476
Household Durables - 0.1%
SharkNinja Inc (c)	1,125	132,975
Somnigroup International Inc	15,598	1,370,285
TopBuild Corp (c)	148	69,271
		1,572,531
Specialty Retail - 2.0%
AutoZone Inc (c)	202	748,267
Burlington Stores Inc (c)	4,851	1,435,217
Carvana Co Class A (c)	10,433	4,184,781
Chewy Inc Class A (c)	16,857	490,707
Floor & Decor Holdings Inc Class A (c)	2,620	172,815
Home Depot Inc/The	58,566	21,938,238
Lithia Motors Inc Class A	192	62,100
Murphy USA Inc	1,314	555,178
O'Reilly Automotive Inc (c)	59,758	5,880,785
RH (c)	198	39,368
Ross Stores Inc	4,913	926,837
TJX Cos Inc/The	43,163	6,466,249
Tractor Supply Co	41,031	2,087,657
Ulta Beauty Inc (c)	871	563,851
Valvoline Inc (c)	8,698	284,599
Wayfair Inc Class A (c)	1,388	143,644
Williams-Sonoma Inc	1,365	279,347
		46,259,640
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	11,202	1,336,847
Lululemon Athletica Inc (c)	4,620	806,190
Ralph Lauren Corp Class A	208	73,509
Tapestry Inc	14,643	1,858,343
		4,074,889
TOTAL CONSUMER DISCRETIONARY		306,422,925
Consumer Staples - 2.7%
Beverages - 0.8%
Celsius Holdings Inc (c)	12,690	665,971
Coca-Cola Co/The	146,682	10,973,281
Coca-Cola Consolidated Inc	571	86,826
Monster Beverage Corp (c)	53,847	4,348,684
PepsiCo Inc	14,494	2,226,713
		18,301,475
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (c)	1,514	139,953
Casey's General Stores Inc	427	258,976
Costco Wholesale Corp	34,258	32,211,085
Performance Food Group Co (c)	1,477	140,980
Sprouts Farmers Market Inc (c)	7,555	535,725
Sysco Corp	19,810	1,661,069
Walmart Inc	33,546	3,996,670
		38,944,458
Food Products - 0.0%
Darling Ingredients Inc (c)	1,338	61,092
Freshpet Inc (c)	985	68,655
Hershey Co/The	1,363	265,444
		395,191
Household Products - 0.2%
Colgate-Palmolive Co	29,417	2,656,061
Kimberly-Clark Corp	9,243	924,208
		3,580,269
TOTAL CONSUMER STAPLES		61,221,393
Energy - 0.3%
Energy Equipment & Services - 0.0%
SLB Ltd	9,143	442,338
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy Inc	7,399	1,565,036
HF Sinclair Corp	1,279	66,495
Phillips 66	2,219	318,560
Targa Resources Corp	16,391	3,294,264
Texas Pacific Land Corp	4,451	1,550,550
Williams Cos Inc/The	4,978	334,820
		7,129,725
TOTAL ENERGY		7,572,063
Financials - 5.9%
Banks - 0.2%
Bank of America Corp	40,751	2,167,953
Citigroup Inc	24,443	2,828,300
Western Alliance Bancorp	1,763	157,171
		5,153,424
Capital Markets - 1.4%
Ameriprise Financial Inc	6,510	3,432,007
Ares Management Corp Class A	14,520	2,173,208
Bank of New York Mellon Corp/The	3,895	467,088
Blackstone Inc	57,244	8,152,690
Blue Owl Capital Inc Class A	48,967	667,910
Charles Schwab Corp/The	11,492	1,194,249
Coinbase Global Inc Class A (c)	1,679	326,968
FactSet Research Systems Inc	184	46,802
Goldman Sachs Group Inc/The	1,219	1,140,265
Hamilton Lane Inc Class A	2,035	287,423
Houlihan Lokey Inc Class A	1,586	266,956
Interactive Brokers Group Inc Class A	1,822	136,431
Jefferies Financial Group Inc	2,882	176,321
KKR & Co Inc Class A	13,044	1,490,407
Lazard Inc	1,444	77,572
LPL Financial Holdings Inc	6,149	2,241,311
Moody's Corp	11,995	6,184,142
Morningstar Inc	1,181	238,668
MSCI Inc	2,764	1,683,884
Robinhood Markets Inc Class A (c)	7,645	760,525
TPG Inc Class A	9,571	563,828
Tradeweb Markets Inc Class A	796	82,044
		31,790,699
Consumer Finance - 0.2%
Ally Financial Inc	2,403	101,599
American Express Co	13,674	4,815,573
Credit Acceptance Corp (c)	33	16,441
Figure Technology Solutions Inc Class A (b)	459	26,108
SLM Corp	2,101	57,042
SoFi Technologies Inc Class A (c)	12,847	293,040
		5,309,803
Financial Services - 3.7%
Affirm Holdings Inc Class A (c)	12,617	760,805
Apollo Global Management Inc	22,160	2,981,407
Block Inc Class A (c)	15,279	923,310
Corpay Inc (c)	5,245	1,650,234
Equitable Holdings Inc	23,208	1,076,851
Fiserv Inc (c)	11,417	727,605
Mastercard Inc Class A	62,090	33,453,472
Shift4 Payments Inc Class A (b)(c)	5,112	301,812
Toast Inc Class A (c)	35,749	1,112,151
UWM Holdings Corp Class A	1,158	5,686
Visa Inc Class A	129,925	41,813,764
WEX Inc (c)	217	33,396
		84,840,493
Insurance - 0.4%
Aon PLC	14,968	5,233,413
Arthur J Gallagher & Co	1,190	296,750
Brown & Brown Inc	2,405	173,401
Everest Group Ltd	460	152,389
Kinsale Capital Group Inc	1,706	675,371
Markel Group Inc (c)	196	399,965
Marsh & McLennan Cos Inc	4,513	849,301
Progressive Corp/The	2,266	471,328
RLI Corp	293	17,120
Ryan Specialty Holdings Inc Class A	8,205	396,137
		8,665,175
TOTAL FINANCIALS		135,759,594
Health Care - 8.1%
Biotechnology - 2.9%
AbbVie Inc	136,735	30,493,272
Alnylam Pharmaceuticals Inc (c)	9,784	3,307,579
Amgen Inc	30,623	10,469,391
Apellis Pharmaceuticals Inc (c)	8,401	189,695
Caris Life Sciences Inc (c)	783	18,134
Exact Sciences Corp (c)	748	76,550
Exelixis Inc (c)	16,449	680,331
Gilead Sciences Inc	25,878	3,673,382
Halozyme Therapeutics Inc (c)	8,954	642,091
Incyte Corp (c)	3,202	320,424
Insmed Inc (c)	15,149	2,376,424
Ionis Pharmaceuticals Inc (c)	11,343	937,726
Natera Inc (c)	10,021	2,316,254
Neurocrine Biosciences Inc (c)	6,394	869,968
Sarepta Therapeutics Inc (c)	6,179	125,681
Summit Therapeutics Inc (b)(c)	9,184	132,984
Ultragenyx Pharmaceutical Inc (c)	7,196	173,208
Vertex Pharmaceuticals Inc (c)	19,849	9,327,045
Viking Therapeutics Inc (b)(c)	578	16,785
		66,146,924
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (c)	19,638	1,836,742
Dexcom Inc (c)	30,178	2,204,201
IDEXX Laboratories Inc (c)	6,149	4,122,659
Inspire Medical Systems Inc (c)	2,136	161,865
Insulet Corp (c)	5,412	1,384,444
Intuitive Surgical Inc (c)	27,244	13,736,970
Masimo Corp (c)	3,479	477,771
Penumbra Inc (c)	2,886	1,033,679
ResMed Inc (b)	2,664	688,138
Stryker Corp	6,831	2,524,464
		28,170,933
Health Care Providers & Services - 0.7%
Cardinal Health Inc	9,257	1,989,144
Cencora Inc	14,134	5,077,215
Chemed Corp	86	36,734
Cigna Group/The	1,618	443,510
DaVita Inc (c)	2,715	296,858
HCA Healthcare Inc	2,647	1,292,451
McKesson Corp	8,941	7,431,850
Molina Healthcare Inc (c)	2,155	387,016
		16,954,778
Health Care Technology - 0.1%
Doximity Inc Class A (c)	10,309	386,278
Veeva Systems Inc Class A (c)	9,072	1,849,962
		2,236,240
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (c)	1,725	1,004,778
Repligen Corp (c)	478	71,399
Sotera Health Co (c)	1,363	24,697
Tempus AI Inc Class A (b)(c)	7,419	443,805
Waters Corp (c)	2,409	893,064
		2,437,743
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	30,267	1,666,198
Corcept Therapeutics Inc (c)	7,254	289,217
Eli Lilly & Co	61,834	64,131,134
Zoetis Inc Class A	27,476	3,429,555
		69,516,104
TOTAL HEALTH CARE		185,462,722
Industrials - 6.3%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (c)	5,757	2,783,970
Boeing Co (c)	8,105	1,894,301
BWX Technologies Inc	1,239	254,528
Carpenter Technology Corp	661	210,086
GE Aerospace	80,282	24,629,715
HEICO Corp	3,265	1,080,421
HEICO Corp Class A	5,802	1,477,131
Howmet Aerospace Inc	30,949	6,439,868
Karman Holdings Inc (b)(c)	3,923	407,207
Leonardo DRS Inc	2,231	91,605
Loar Holdings Inc (c)	2,998	205,603
Lockheed Martin Corp	4,432	2,810,863
Rocket Lab Corp	31,932	2,556,795
StandardAero Inc (c)	846	26,132
TransDigm Group Inc	746	1,064,945
		45,933,170
Building Products - 0.4%
AAON Inc (b)	5,184	472,055
Armstrong World Industries Inc	995	182,821
Carlisle Cos Inc	383	130,561
Lennox International Inc	2,449	1,212,451
Simpson Manufacturing Co Inc	261	46,140
Trane Technologies PLC	17,204	7,235,658
		9,279,686
Commercial Services & Supplies - 0.7%
Cintas Corp	26,534	5,078,342
Copart Inc (c)	63,571	2,579,711
Rollins Inc	21,661	1,372,008
Tetra Tech Inc	3,876	145,970
Veralto Corp	7,300	722,554
Waste Management Inc	28,556	6,346,286
		16,244,871
Construction & Engineering - 0.4%
Comfort Systems USA Inc	2,685	3,066,539
EMCOR Group Inc	1,180	850,461
MasTec Inc (c)	1,010	242,885
Quanta Services Inc	8,807	4,180,066
WillScot Holdings Corp	3,284	65,779
		8,405,730
Electrical Equipment - 0.9%
GE Vernova Inc	21,101	15,327,134
Rockwell Automation Inc	702	295,998
Vertiv Holdings Co Class A	29,363	5,466,803
		21,089,935
Ground Transportation - 0.6%
Avis Budget Group Inc (b)(c)	420	48,295
Lyft Inc Class A (c)	4,478	75,544
Old Dominion Freight Line Inc	825	142,890
U-Haul Holding Co (c)	270	15,268
U-Haul Holding Co Class N	2,934	150,544
Uber Technologies Inc (c)	155,393	12,439,210
Union Pacific Corp	3,647	857,410
XPO Inc (c)	1,822	269,856
		13,999,017
Industrial Conglomerates - 0.0%
3M Co	6,621	1,014,072
Machinery - 0.2%
Allison Transmission Holdings Inc	1,101	119,679
Caterpillar Inc	4,398	2,891,070
Illinois Tool Works Inc	7,317	1,911,639
RBC Bearings Inc (c)	484	241,840
		5,164,228
Passenger Airlines - 0.0%
Alaska Air Group Inc (c)	1,608	81,735
American Airlines Group Inc (c)	3,095	41,163
Southwest Airlines Co	3,783	179,768
		302,666
Professional Services - 0.6%
Automatic Data Processing Inc	29,160	7,197,271
Booz Allen Hamilton Holding Corp Class A	9,235	816,559
Broadridge Financial Solutions Inc	8,172	1,610,783
Dayforce Inc (c)	1,164	80,630
Equifax Inc	1,635	329,289
ExlService Holdings Inc (c)	11,911	466,316
KBR Inc	649	27,783
Paychex Inc	7,799	804,311
Paycom Software Inc	2,165	291,734
Paylocity Holding Corp (c)	3,105	419,113
Verisk Analytics Inc	6,486	1,410,446
		13,454,235
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (c)	8,499	453,507
Fastenal Co	72,755	3,154,657
Ferguson Enterprises Inc	866	218,630
FTAI Aviation Ltd	7,861	2,140,708
SiteOne Landscape Supply Inc (c)	1,108	159,042
WW Grainger Inc	2,881	3,111,307
		9,237,851
TOTAL INDUSTRIALS		144,125,461
Information Technology - 48.9%
Communications Equipment - 0.6%
Arista Networks Inc (c)	79,621	11,285,481
Lumentum Holdings Inc (c)	416	163,004
Motorola Solutions Inc	5,416	2,180,157
Ubiquiti Inc	325	179,212
		13,807,854
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	94,178	13,569,166
CDW Corp/DE	704	88,979
Jabil Inc	5,313	1,260,190
		14,918,335
IT Services - 0.5%
Cloudflare Inc Class A (c)	24,196	4,291,161
Gartner Inc (c)	5,684	1,191,423
Globant SA (b)(c)	283	18,927
GoDaddy Inc Class A (c)	10,382	1,043,599
Kyndryl Holdings Inc (c)	1,196	27,508
MongoDB Inc Class A (c)	580	215,371
Okta Inc Class A (c)	5,089	429,919
Snowflake Inc (c)	25,342	4,883,403
Twilio Inc Class A (c)	1,864	224,537
		12,325,848
Semiconductors & Semiconductor Equipment - 20.7%
Advanced Micro Devices Inc (c)	72,708	17,212,165
Applied Materials Inc	17,559	5,659,617
Astera Labs Inc (c)	9,723	1,464,478
Broadcom Inc	318,025	105,361,683
Enphase Energy Inc (c)	9,826	363,365
Entegris Inc	1,884	222,444
KLA Corp	10,156	14,502,159
Lam Research Corp	96,908	22,624,142
Lattice Semiconductor Corp (c)	8,925	718,641
MACOM Technology Solutions Holdings Inc (c)	1,211	265,282
Marvell Technology Inc	4,656	367,452
Monolithic Power Systems Inc	3,572	4,015,464
NVIDIA Corp	1,521,561	290,815,954
Onto Innovation Inc (c)	845	170,732
QUALCOMM Inc	19,061	2,889,457
Texas Instruments Inc	28,699	6,186,069
		472,839,104
Software - 15.5%
Adobe Inc (c)	32,262	9,460,832
Appfolio Inc Class A (c)	1,696	322,036
AppLovin Corp Class A (c)	18,401	8,705,697
Atlassian Corp Class A (c)	12,800	1,512,704
Autodesk Inc (c)	16,443	4,157,941
Bentley Systems Inc Class B (b)	12,149	426,673
Cadence Design Systems Inc (c)	21,059	6,241,045
Circle Internet Group Inc Class A	514	32,860
Confluent Inc Class A (c)	22,290	680,737
Crowdstrike Holdings Inc Class A (c)	19,084	8,423,773
Datadog Inc Class A (c)	24,092	3,115,577
Docusign Inc (c)	11,712	615,348
Dropbox Inc Class A (c)	3,607	91,906
Dynatrace Inc (c)	22,657	863,005
Elastic NV (c)	7,122	469,553
Fair Isaac Corp (c)	1,491	2,181,586
Fortinet Inc (c)	49,108	3,990,516
Gen Digital Inc	4,801	115,176
Gitlab Inc Class A (c)	10,779	377,049
Guidewire Software Inc (c)	6,550	921,978
HubSpot Inc (c)	3,925	1,099,000
Intuit Inc	21,074	10,514,240
Manhattan Associates Inc (c)	4,625	698,421
Microsoft Corp	486,979	209,542,195
nCino Inc (c)	1,007	21,499
Nutanix Inc Class A (c)	4,942	194,369
Oracle Corp	129,925	21,383,058
Palantir Technologies Inc Class A (c)	168,592	24,713,902
Palo Alto Networks Inc (c)	51,829	9,172,178
Pegasystems Inc	2,332	101,885
Procore Technologies Inc (c)	8,842	499,485
PTC Inc (c)	1,090	170,182
RingCentral Inc Class A (c)	6,189	160,171
Rubrik Inc Class A (c)	6,161	344,708
Salesforce Inc	8,071	1,713,393
Samsara Inc Class A (c)	24,092	675,781
SentinelOne Inc Class A (c)	16,449	229,957
Servicenow Inc (c)	79,759	9,332,601
Strategy Inc Class A (c)	1,163	174,113
Synopsys Inc (c)	10,457	4,863,708
Teradata Corp (c)	1,621	46,231
Tyler Technologies Inc (c)	2,755	1,017,697
Unity Software Inc (c)	1,382	40,216
Workday Inc Class A (c)	16,607	2,916,687
Zscaler Inc (c)	7,710	1,542,077
		353,873,746
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	950,408	246,611,868
Dell Technologies Inc Class C	3,365	385,091
NetApp Inc	6,089	586,675
Pure Storage Inc Class A (c)	20,549	1,428,977
Super Micro Computer Inc (b)(c)	18,167	528,841
		249,541,452
TOTAL INFORMATION TECHNOLOGY		1,117,306,339
Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	4,717	1,330,147
Sherwin-Williams Co/The	16,141	5,724,244
		7,054,391
Construction Materials - 0.0%
Eagle Materials Inc	135	27,514
James Hardie Industries PLC (c)	7,462	171,552
		199,066
Metals & Mining - 0.0%
Steel Dynamics Inc	1,030	184,957
TOTAL MATERIALS		7,438,414
Real Estate - 0.4%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	2,521	429,402
CoStar Group Inc (c)	3,997	245,815
Jones Lang LaSalle Inc (c)	980	350,752
		1,025,969
Residential REITs - 0.0%
Sun Communities Inc	1,812	230,903
UDR Inc	1,359	50,487
		281,390
Retail REITs - 0.0%
Simon Property Group Inc	5,551	1,061,962
Specialized REITs - 0.4%
American Tower Corp	36,107	6,473,263
Lamar Advertising Co Class A	6,662	854,801
Public Storage	1,606	443,561
		7,771,625
TOTAL REAL ESTATE		10,140,946
Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	14,527	2,217,256
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	26,114	4,135,152
TOTAL UTILITIES		6,352,408
TOTAL UNITED STATES		2,275,840,514
TOTAL COMMON STOCKS (Cost $1,279,881,449)		2,285,666,732

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $208,758)	3.82	209,000	208,791

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	2,217,907	2,218,350
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	7,427,524	7,428,267
TOTAL MONEY MARKET FUNDS (Cost $9,646,617)			9,646,617

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,289,736,824)	2,295,522,140
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(4,182,240)
NET ASSETS - 100.0%	2,291,339,900

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	7	3/2026	3,593,800	34,014
CME E-Mini S&P 500 Index Contracts (United States)	3	3/2026	1,044,863	1,101

TOTAL FUTURES CONTRACTS				35,115
The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $24,980 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $208,791.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,528,295	153,867,842	155,177,317	117,984	(470)	-	2,218,350	2,217,907	0.0%
Fidelity Securities Lending Cash Central Fund	5,985,583	50,113,127	48,670,427	10,298	(16)	-	7,428,267	7,427,524	0.0%
Total	9,513,878	203,980,969	203,847,744	128,282	(486)	-	9,646,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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